Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Statement Of Cash Flows [Abstract]
Issuance of preferred stock and Series B purchase rights, issuance costs	$ 306